Class A Class C and Investor Class [Member] Investment Objectives and Goals - Class A, Class C and Investor Class - Meridian Small Cap Growth Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY MERIDIAN SMALL CAP GROWTH FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The MERIDIAN SMALL CAP GROWTH FUND seeks long-term growth of capital by investing primarily in equity securities of small capitalization companies.